RELATED PARTY TRANSACTIONS	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 9—RELATED PARTY TRANSACTIONS

Management Fee

The Company is externally managed and advised by Oak Circle Capital Partners LLC (the "Manager"). Pursuant to the terms of the management agreement, the Company pays the Manager a management fee equal to 1.5% per annum, calculated and payable monthly in arrears. For purposes of calculating the management fee, the Company's shareholders' equity means the sum of the net proceeds from all issuances of the Company's equity securities since inception (allocated on a pro rata daily basis for such issuances during the fiscal quarter of any such issuance), plus the Company's retained earnings at the end of the most recently completed calendar quarter (without taking into account any non-cash equity compensation expense incurred in current or prior periods), less any amount that the Company pays for repurchases of the Company's common stock since inception, and excluding any unrealized gains, losses or other items that do not affect realized net income (regardless of whether such items are included in other comprehensive income or loss, or in net income). This amount will be adjusted to exclude one-time events pursuant to changes in GAAP and certain non-cash items after discussions between the Manager and the Company's independent directors and approval by a majority of the Company's independent directors. To the extent asset impairment reduces the Company's retained earnings at the end of any completed calendar quarter, it will reduce the management fee for such quarter. The Company's shareholders' equity for the purposes of calculating the management fee could be greater than the amount of shareholders' equity shown on the financial statements. The initial term of the management agreement expires on May 16, 2014, with automatic, one-year renewals at the end of the initial term and each year thereafter.

For the period May 16, 2012 (commencement of operations) to December 31, 2012, the Company incurred management fees of $244,882 of which $32,721 was accrued but had not been paid.

Expense Reimbursement

Pursuant to the management agreement, the Company is required to reimburse the Manager for operating expenses related to the Company incurred by the Manager, including accounting services, auditing and tax services, technology and office facilities, operations, compliance, legal and filing fees, and miscellaneous general and administrative costs, including the cost of non-investment management personnel of the Manager who spend all or a portion of their time managing the Company's affairs.

For the period May 16, 2012 (commencement of operations) to December 31, 2012, the Company incurred reimbursable expenses of $563,806. The Manager incurred additional reimbursable expenses of $336,776 for which it has permanently waived its right to seek reimbursement from the Company.

The Company expects to conclude an agreement with the Manager under which the Manager would agree to reimburse the Company for offering expenses in excess of a dollar cap, in the event that the Company proceeds with a public offering of common stock. This agreement had not been concluded as of December 31, 2012.

Ownership and Warrants

As a result of the May 2012 private offering of common stock described in Note 10, the Company is majority owned by XL Investments Ltd., an indirectly wholly owned subsidiary of XL Group plc. Pursuant to the terms of the May 2012 private offering, the Company agreed to issue to XL Investments Ltd. warrants to purchase two shares of the Company's common stock for each share of common stock that they own. The warrants were subsequently issued, effective as of September 29, 2012, and in the event of an initial public offering of the Company's stock, they will become exercisable in the amount of 50,000,000 shares 120 days after the closing of such offering at an exercise price equal to 105% of the initial public offering price. XL Global, Inc., a subsidiary of XL Group plc, holds a minority stake in the Manager.

Manager Equity Plan

The Company expects to conclude a Manager Equity Plan which will allow the Company to grant common stock-based awards to the Manager and, in the future, to the Company's independent directors and other employees as directed by the Manager. The Manager Equity Plan had not been concluded as of December 31, 2012.

NOTE 9 – RELATED PARTY TRANSACTIONS

Management Fee

The Company is externally managed and advised by Oak Circle Capital Partners LLC (the “Manager”). Pursuant to the terms of the management agreement, the Company pays the Manager a management fee equal to 1.5% per annum, calculated and payable monthly in arrears.  For purposes of calculating the management fee, the Company’s shareholders’ equity means the sum of the net proceeds from all issuances of the Company’s equity securities since inception (allocated on a pro rata daily basis for such issuances during the fiscal quarter of any such issuance), plus the Company’s retained earnings at the end of the most recently completed calendar quarter (without taking into account any non-cash equity compensation expense incurred in current or prior periods), less any amount that the Company pays for repurchases of the Company’s common stock since inception, and excluding any unrealized gains, losses or other items that do not affect realized net income (regardless of whether such items are included in other comprehensive income or loss, or in net income).  This amount will be adjusted to exclude one-time events pursuant to changes in GAAP and certain non-cash items after discussions between the Manager and the Company’s independent directors and approval by a majority of the Company’s independent directors.  To the extent asset impairment reduces the Company’s retained earnings at the end of any completed calendar quarter, it will reduce the management fee for such quarter.  The Company’s shareholders’ equity for the purposes of calculating the management fee could be greater than the amount of shareholders’ equity shown on the financial statements.  The initial term of the management agreement expires on May 16, 2014, with automatic, one-year renewals at the end of the initial term and each year thereafter.

For the three months ended September 30, 2013, the Company incurred management fees of $413,164 of which $137,721 was accrued but had not been paid.

For the nine months ended September 30, 2013, the Company incurred management fees of $941,166 of which $137,721 was accrued but had not been paid.

Expense Reimbursement

Pursuant to the management agreement, the Company is required to reimburse the Manager for operating expenses related to the Company incurred by the Manager, including accounting services, auditing and tax services, technology and office facilities, operations, compliance, legal and filing fees, and miscellaneous general and administrative costs, including the cost of non-investment management personnel of the Manager who spend all or a portion of their time managing the Company’s affairs.

For the three months ended September 30, 2013, the Company incurred reimbursable expenses of $634,001.

For the nine months ended September 30, 2013, the Company incurred reimbursable expenses of $1,542,099. The Manager incurred additional reimbursable expenses of $227,341 for which it has permanently waived its right to seek reimbursement from the Company.

Pursuant to an Expense Reimbursement Agreement dated March 12, 2013, the Manager agreed to reimburse the Company for offering expenses in excess of $1,500,000 incurred in connection with the Company’s initial public offering (“IPO”). The Manager has agreed permanently to waive any right to seek future reimbursement for such expenses paid by it to the Company. As further described in Note 10, the Company closed its IPO in March 2013. Accordingly, the Manager reimbursed to the Company an amount of $1,139,703 during the second quarter.

Manager Equity Plan

The Company has adopted a Manager Equity Plan under which the Company may compensate the Manager or, at the direction of the Manager and as determined in its sole discretion, directly to its directors, officers, employees or consultants. The Manager will make all determinations concerning the eligible persons employed or otherwise engaged by it who may receive awards under the Manager Equity Plan, which form the awards will take, and the terms and conditions of the awards. The Company will be able to issue under the Manager Equity Plan up to 3.0% of the total number of issued and outstanding shares of common stock (on a fully diluted basis) at the time of each award.

Stock based compensation arrangements may include incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, unrestricted stock awards and other awards based on the Company’s common stock.

Under the Manager Equity Plan, the Company’s independent directors, as part of their compensation for serving as independent directors, are eligible to receive 1,500 shares of restricted stock annually vesting in full on the anniversary of each grant date. As of the closing of the IPO, the Company’s board of directors granted to each of the three independent directors 1,500 shares of restricted common stock (4,500 shares in total), each of which vest in full on the first anniversary of the grant date. The grant date fair value of these restricted shares was $65,250 based on the closing price of the Company’s common stock on March 27, 2013 of $14.50.

As of the closing of the IPO described in Note 10, the Company’s board of directors granted the Manager 28,500 shares of restricted common stock. One-third of these restricted common stock shares vest on each of the first, second and third anniversaries of the grant date. The fair value of these restricted shares was $324,045 based on the closing price of the Company’s common stock on September 30, 2013 of $11.37. The Company accounts for the restricted common stock shares based on their aggregate fair value at the measurement dates and as this value subsequently changes, a cumulative adjustment is made in the current period for prior compensation cost expenses recorded to date.

For the three and nine months ended September 30, 2013, the Company recognized compensation expense related to restricted common stock of $39,229 and $89,193, respectively. The Company has unrecognized compensation expense of $300,102 as of September 30, 2013 for unvested shares of restricted common stock. As of September 30, 2013, the weighted average period for which the unrecognized compensation expense will be recognized is 16.3 months.